Intangible Assets, Net (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 199,748		$ 331,582